CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Schedule of Detailed Information About Cash and Cash Equivalents	Cash and cash equivalents
at the end of each reporting period as disclosed in the consolidated statement of cash flows can be reconciled to the related items in the consolidated statement of financial position as follows:

	2023	2022	2021
Cash and banks (Note 22)	5,023,797	2,069,630	2,006,225
Short-term investments (Note 16)	1,710,368	13,223,330	18,046,171
Cash and cash equivalents	6,734,165	15,292,960	20,052,396